Advance to Suppliers (Details) - Schedule of advances to suppliers net - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Advances To Suppliers Net Abstract
Advances to suppliers for inventory raw material purchase	$ 103,653	$ 2,738,313
Less: allowance for doubtful accounts
Advances to suppliers	$ 103,653	$ 2,738,313